Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 24,491	$ 31,123
Accounts receivable, net	70,734	59,374
Inventories, net:
Raw materials and in-process	16,217	26,877
Finished parts	42,414	46,491
Finished products	36,129	16,578
	94,760	89,946
Deferred income taxes	4,694	3,803
Prepaid and other	6,030	5,043
Total current assets	200,709	189,289
Property, plant, and equipment
Land	3,562	3,048
Buildings	100,943	96,775
Machinery and equipment	162,155	153,935
	266,660	253,758
Accumulated depreciation	132,696	122,569
Property, plant and equipment - net	133,964	131,189
Deferred income taxes and other	6,313	3,657
Goodwill and other intangible assets - net	39,918	31,503
	380,904	355,638
Current Liabilities:
Accounts payable	17,908	17,882
Short-term debt	12,000	9,000
Payroll and employee related liabilities	11,355	11,020
Commissions payable	9,448	6,081
Deferred revenue	4,166	7,190
Accrued expenses	9,469	9,587
Total current liabilities	64,346	60,760
Pension benefits	4,496
Postretirement benefits	21,297	18,393
Deferred and other income taxes	8,798	12,345
Total liabilities	98,937	91,498
Common Shares, without par value:
Authorized - 35,000,000 shares;	5,133	5,131
Additional paid-in capital	3,059	2,822
Retained earnings	291,101	264,648
Accumulated other comprehensive loss	(17,326)	(8,461)
Total equity	281,967	264,140
	$ 380,904	$ 355,638